INTANGIBLE ASSETS (Schedule of Amortization Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 2,503	$ 2,625	$ 2,613
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,758	1,758	1,759
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 745	$ 867	$ 854